Revenue from Contracts with Customers - Summary of Transactions Resulting from Product Sales Included within Revenue from Other Sales Transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Product sales of JPT Peptide Technologies GmbH	€ 108,589	€ 127,575	€ 61,598
Other Sales Transactions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Product sales of JPT Peptide Technologies GmbH	24,161	25,738	19,265
Other Sales Transactions | JPT Peptide Technologies GmbH
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Product sales of JPT Peptide Technologies GmbH	€ 12,111	€ 10,748	€ 10,652